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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sonar Capital Management, LLC
                 -------------------------------
   Address:      75 Park Plaza, 2nd floor
                 -------------------------------
                 Boston, MA 02116
                 -------------------------------

Form 13F File Number: 28-11132
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Marianne Laiosa
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   617-956-3890
         -------------------------------

Signature, Place, and Date of Signing:

      /s/ Marianne Laiosa                Boston, MA        Feb 11, 2009
   -------------------------------    -----------------   --------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                        --------------------

Form 13F Information Table Entry Total:         44
                                        --------------------

Form 13F Information Table Value Total:       70,510
                                        --------------------
                                            (thousands)

List of Other Included Managers:

None

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
COLUMN 1                        COLUMN 2     COLUMN 3    COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7         COLUMN 8
                                                            VALUE   SHS OR  SH/  PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS      CUSIP   (X$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS     SOLE SHARED  NONE

AMAG PHARMACEUTICALS INC                COM  00163U106      4,087  114,000   SH              SOLE            114,000      0      0
AT&T INC                                COM  00206R102      2,152   75,500   SH              SOLE             75,500      0      0
ACME PACKET INC                         COM    4764106      1,811  344,300   SH              SOLE            344,300      0      0
ALEXION PHARMACEUTICALS INC             COM   15351109    3469.00   95,850   SH              SOLE             95,850      0      0
ARCSIGHT INC                            COM   39666102        497   62,058   SH              SOLE             62,058      0      0
ARENA PHARMACEUTICALS INC               COM   40047102        492  118,078   SH              SOLE            118,078      0      0
ARQULE INC                              COM  4.27E+110        341   80,770   SH              SOLE             80,770      0      0
COCA COLA CO                            COM  191216100        996   22,000   SH              SOLE             22,000      0      0
CORNING INC                             COM  219350105      1,096  115,000   SH              SOLE            115,000      0      0
DECKERS OUTDOOR CORP                    COM  243537107      2,388   29,900   SH              SOLE             29,900      0      0
EPIQ SYS INC                            COM  26882D109      1,064   63,700   SH              SOLE             63,700      0      0
GENENTECH INC                       COM NEW  368710406      2,093   25,250   SH              SOLE             25,250      0      0
GOOGLE INC                             CL A  38259P508      2,061    6,700   SH              SOLE              6,700      0      0
ILLUMINA INC                            COM  452327109        996   38,251   SH              SOLE             38,251      0      0
INTEL CORP                              COM  458140100      1,979  135,000   SH              SOLE            135,000      0      0
LIFE TECHNOLOGIES CORP                  COM  53217V109      1,873   80,350   SH              SOLE             80,350      0      0
MAXYGEN INC                             COM  577776107      1,122  125,800   SH              SOLE            125,800      0      0
MCDONALDS CORP                          COM  580135101      2,674   43,000   SH              SOLE             43,000      0      0
MCKESSON CORP                           COM  58155Q103      1,065   27,500   SH              SOLE             27,500      0      0
MERCK & CO INC                          COM  589331107      2,006   66,000   SH              SOLE             66,000      0      0
MYRIAD GENETICS INC                     COM  62855J104      3,903   58,900   SH              SOLE             58,900      0      0
NETAPP INC                              COM  64110D104      2,026  145,000   SH              SOLE            145,000      0      0
ORACLE CORP                             COM  68389X105      1,950  110,000   SH              SOLE            110,000      0      0
PFIZER INC                              COM  717081103      1,465   82,700   SH              SOLE             82,700      0      0
PROCTER & GAMBLE CO                     COM  742718109        989   16,000   SH              SOLE             16,000      0      0
QUALCOMM INC                            COM  747525103      1,075   30,000   SH              SOLE             30,000      0      0
SCHERING PLOUGH CORP                    COM  806605101      1,042   61,200   SH              SOLE             61,200      0      0
SEQUENOM INC                        COM NEW  817337405      2,948  148,600   SH              SOLE            148,600      0      0
TATA COMMUNICATIONS LTD           SPONS ADR  876564105      2,403  112,446   SH              SOLE            112,446      0      0
TEXAS INSTRS INC                        COM  882508104      2,157  139,000   SH              SOLE            139,000      0      0
TWEEN BRANDS INC                        COM  901166108        410   95,000   SH              SOLE             95,000      0      0
UNITED THERAPEUTICS CORP DEL            COM  91307C102      2,214   35,400   SH              SOLE             35,400      0      0
VERIZON COMMUNICATIONS INC              COM  92343V104      1,865   55,000   SH              SOLE             55,000      0      0
WAL MART STORES INC                     COM  931142103      2,130   38,000   SH              SOLE             38,000      0      0
YUM BRANDS INC                          COM  988498101      1,733   55,000   SH              SOLE             55,000      0      0
UNDER ARMOUR INC                       CL A  904311107      1,192   50,000   SH   PUT        SOLE             50,000      0      0
UNDER ARMOUR INC                       CL A  904311107        596   25,000   SH   PUT        SOLE             25,000      0      0
CUBIST PHARMACEUTICALS INC              COM  229678107         94    3,900   SH   PUT        SOLE              3,900      0      0
CUBIST PHARMACEUTICALS INC              COM  229678107      1,208   50,000   SH   PUT        SOLE             50,000      0      0
CUBIST PHARMACEUTICALS INC              COM  229678107      1,208   50,000   SH   PUT        SOLE             50,000      0      0
DRYSHIPS INC                            SHS  Y2109Q101        853   80,000   SH   PUT        SOLE             80,000      0      0
DRYSHIPS INC                            SHS  Y2109Q101      2,105  197,500   SH              SOLE            197,500      0      0
EAGLE BULK SHIPPING INC                 COM  Y2187A101        682  100,000   SH              SOLE            100,000      0      0
BIOSANTE PHARMACEUTICALS INC        COM NEW  09065V203          -   30,000   SH              SOLE             30,000      0      0